Schedule of share capital (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€) shares
IfrsStatementLineItems [Line Items]
Share premium, beginning	€ 242,004
Share premium, ending	€ 243,297
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Balance (in Shares) | shares	2,288,291
Share capital, beginning	€ 9
Share premium, beginning	€ 242,004
Number of ordinary shares, conversion warrants | shares
Share capital, conversion warrants
Share premium, conversion warrants	€ 28
Number of ordinary shares, exercise warrants | shares	57,428
Share capital, exercise warrants
Share premium, exercise warrants	€ 279
Number of ordinary shares, element advisory agreements | shares	95,000
Share capital, element advisory agreements
Share premium, element advisory agreements	€ 267
Number of ordinary shares, PIPE | shares	577,124
Share capital, PIPE	€ 2
Share premium, PIPE	€ 94
Number of ordinary shares, exercise of pre-funded warrants | shares	208,238
Share capital, exercise of pre-funded warrants	€ 1
Share premium, exercise of pre-funded warrants	€ 400
Number of ordinary shares, exercise of service warrants | shares	71,429
Share capital, exercise of service warrants
Share premium, exercise of service warrants	€ 225
Balance (in Shares) | shares	3,297,510
Share capital, ending	€ 12
Share premium, ending	€ 243,297